STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 6) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 18, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Note [Line Items]
Gross proceeds from sale of preferred stock and warrants				$ 899,998			$ 1,536,000
Professional fees		$ 190,334	$ 205,147	$ 687,730	$ 742,246	$ 901,452	$ 879,438
Warrant Liability
Stockholders Equity Note [Line Items]
Valuation techniques of fair value of warrant liability						Black Scholes Option Pricing Model	Black Scholes Option Pricing Model	Black Scholes Option Pricing Model
Risk free interest rate						0.03%	0.10%	0.02%
Dividend yield						0.00%	0.00%	0.00%
Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Legal expenses							$ 28,800
Series B Convertible Preferred Stock | Rights Offering
Stockholders Equity Note [Line Items]
Legal expenses							61,258
Professional fees							32,458
Series B Convertible Preferred Stock | Private placement
Stockholders Equity Note [Line Items]
Legal expenses							7,893
Proceeds from private placement							1,500,000
Series B Convertible Preferred Stock | Warrant Liability
Stockholders Equity Note [Line Items]
Portion of proceeds from rights offering allocated to warrant liability	$ 364,928					$ 7,200	400,000
Gross proceeds from sale of preferred stock and warrants	$ 3,489,423					$ 36,000	$ 1,500,000
Valuation techniques of fair value of warrant liability	Black-Scholes option pricing model					Black-Scholes opation pricing model	Black-Scholes opation pricing model
Expected volatility	422.00%					711.00%	703.00%
Risk free interest rate	0.10%					0.10%	0.10%
Expected term	2 years 1 month 6 days					5 years	5 years
Dividend yield	0.00%					0.00%	0.00%
Proceeds from private placement	$ 3,124,495						$ 1,500,000